Leases - Summary of Supplemental Cash Flow Information Related to Financing Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Southern Airways Corporation
Schedule Of Supplemental Cash Flow Information Related To Financing Leases [Line Items]
Cash paid for finance lease liabilities	$ 323